Commitments and Contingencies	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. 700,000 Units were purchased through the over-allotment and the balance expired unexercised.

In addition, the Company issued to the underwriter or its designees 175,000 shares of common stock upon closing of the Initial Public Offering, at a price of $0.0001.

The underwriters were paid a cash underwriting discount of $0.125 per Unit, or $1,337,500 in the aggregate, including $87,500 related to the over-allotment units. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $3,745,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Hotel Representation Agreement

The Company has a buyer representation agreement with Hodges Ward Elliott, LLC (“Broker”). Upon closing of a potential Business Combination and associated acquisition of the Hotels, Broker shall have earned and Company shall pay to Broker an associated fee based on the acquisition price of the Hotels. The fee depends on the amount of the acquisition price and is calculated between 1.5% and 2.0% for the price of the Hotels.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. 700,000 Units have been purchased as of September 30, 2021. In October 2021, the over-allotment option period closed without the underwriters further exercising the option.

In addition, the Company issued to the underwriter or its designees 175,000 shares of common stock upon closing of the Initial Public Offering, at a price of $0.0001.

The underwriters were paid a cash underwriting discount of $0.125 per Unit, or $1,337,500 in the aggregate, including $87,500 related to the over-allotment units. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $3,745,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.